Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,421,186.33
Total Fee Amount	1,991.57
Total Offset Amount	0.00
Net Fee	$ 1,991.57
Offering Table N/A
Offset Table N/A	N/A